Stockholders' Deficit	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Equity [Abstract]
Stockholders' Deficit

NOTE 3 - STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since 2013 until August 29, 2021 when the Company issued 300,000 shares of the authorized “blank check” preferred stock to George Sharp with 10,000 common votes for each share of preferred stock. There are no stock options or warrants granted during the periods ended September 30, 2021 and 2020 and none outstanding as of September 30, 2021 and 2020.

The preferred shares convert to common at a ratio of 1 share of preferred stock converts to 30 shares of common stock.

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since 2013. There are no stock options or warrants granted during the years ended June 30, 2021 and 2020 and none outstanding as of June 30, 2021 and 2020.

The preferred shares convert to common at a ratio of 1 share of preferred stock converts to 30 shares of common stock.